Annual Total Returns (Vanguard Value Index Fund - Investor Shares Participant) (Vanguard Value Index Fund, Vanguard Value Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Annual Total Return
2014	13.05%
2013	32.85%
2012	15.00%
2011	1.00%
2010	14.28%
2009	19.58%
2008	(35.97%)
2007	0.09%
2006	22.15%
2005	7.09%